May 01, 2024
Royce Smaller-Companies Growth Fund
Royce Smaller-Companies Growth Fund Effective January 1, 2025, the “Annual Fund Operating Expenses” table and the “Example” table provided are deleted in their entirety and replaced with the following in order to reflect the establishment of such new contractual expense caps for the Investment Class and Institutional Class shares of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Smaller-Companies Growth Fund	Investment Class	Service Class	Institutional Class
Management fees	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%	none
Other expenses	0.27%	0.32%	0.53%
Total annual Fund operating expenses	1.27%	1.57%	1.53%
Fee waivers and/or expense reimbursements	(0.25%)	(0.08%)	(0.51%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.02%	1.49%	1.02%

The total annual Fund operating expense ratios are subject to change in response to changes in the Fund’s average net assets and/or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02%, 1.49%, and 1.02%, respectively, through April 30, 2025.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment, Service, and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Smaller-Companies Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investment Class	104	378	673	1,512
Service Class	152	488	848	1,861
Institutional Class	104	433	786	1,780